CONVERTIBLE PROMISSORY NOTES (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Amortization of discount	$ 427,327	$ 477,285	$ 1,286,420	$ 554,968
Interest expense	$ 90,856	$ 23,617	$ 233,009	$ 26,922	$ 1,582,184	$ 121,572
NotePayable [Member]
Interest expense					30,226	0
Convertible promissory note [Member]
Amortization of discount					1,170,873	0
Interest expense					$ 84,161	$ 0